INTEREST-BEARING LOANS AND BORROWING	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
INTEREST-BEARING LOANS AND BORROWING

23.	INTEREST-BEARING LOANS AND BORROWING

	2023	2022

Secured bank loans	111.6	126.2
Other secured loans (i)	279.4	328.1
Lease liabilities	1,812.0	2,333.8
Non-current liabilities	2,203.0	2,788.1

Secured bank loans	14.9	54.5
Other secured loans (i)	136.3	144.5
Lease liabilities	1,146.9	783.6
Current liabilities	1,298.1	982.6

Total	3,501.1	3,770.7

(i)	Nomenclature modified to Other secured loans, including for comparative purposes.

Additional information regarding the exposure of the Company to interest rate, foreign currency risk and debt repayment schedule is disclosed in Note 28 - Financial instruments and risks.

At December 31, 2023, and 2022 the Company’s debts were exposed to the following interest rates:

		2023			2022
Debt instruments	Average rate %	Current	Non-current	Average rate %	Current	Non-current
Debt denominated in US Dollars - fixed rate	14.00%	0.0	-	14.00%	6.2	-
Other Latin American currencies - fixed rate	11.48%	124.6	281.0	10.39%	98.8	322.5
Debt denominated in CAD Dollars - fixed rate	5.63%	130.1	350.2	5.32%	123.3	387.7
Reais denominated floating rate (TJLP and TR)	9.47%	13.4	111.6	9.61%	12.3	125.1
Reais debt - ICMS fixed rate	2.95%	103.2	194.3	2.95%	113.3	266.4
Reais debt - ICMS floating rate	6.56%	33.0	85.1	6.97%	31.1	61.7
Reais debt - fixed rate	11.17%	893.7	1,180.7	9.43%	597.6	1,624.7
Total		1,298.1	2,203.0		982.6	2,788.1

23.1 Changes in liabilities arising from financing activities

The tables below detail the changes in the Company’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flow was, or future cash flow will be classified in the company’s consolidated statement of cash flow from financing activities.

	2023		2022
	Non - current liabilities	Current liabilities	Non - current liabilities	Current liabilities
Beginning balance	2,788.1	982.6	2,253.5	847.1
Proceeds	49.8	-	267.0	7.9
Payments	(0.8)	(226.6)	-	(230.2)
Foreign exchange	(52.8)	(19.6)	(56.8)	(17.4)
Transfers between current and non-current	(1,238.0)	1,238.0	(761.0)	761.0
New lease agreements	629.5	524.4	905.3	469.2
Interest on leases	-	193.1	-	159.3
Lease Payments	-	(1,373.2)	-	(1,014.0)
Other movements	27.2	(20.6)	180.1	(0.3)
Final balance	2,203.0	1,298.1	2,788.1	982.6

23.2 Maturity of contracts

The above amounts have the following expect payment flow:

						Balance as of December 31, 2023
	2024	2025	2026	2027	> 2028	2023	2022
Secured bank loans	14.9	14.7	16.1	36.8	44.0	126.5	180.7
Other secured loans (i)	136.3	151.5	114.8	3.7	9.3	415.7	472.7
Lease liabilities	1,146.9	481.8	472.4	385.0	472.8	2,958.9	3,117.3
	1,298.1	648.0	603.3	425.5	526.1	3,501.1	3,770.7

(i)	Nomenclature modified to Other secured loans, including for comparative purposes.

23.3 Contractual clauses (Covenants)

As at December 31, 2023, as well as at December 31, 2022, the Company's loans had equal rights to payment without subordination clauses between them.

Most loan contracts contain contractual covenants, such as: actions that can reduce the ability to pay the loans; maintenance of the Company's assets, purposing to assure that all remain under usage condition; restrictions on acquisitions, mergers, sales or disposals of its assets; disclosure of financial statements and the balance sheet; no prohibitions related to new guarantees for loans contracted.

These clauses are applicable from the date of execution and effectiveness of each contract to the extent that the events mentioned in the contract occur. Depending on the materiality of each event and its potential adverse effects on the Company and /or its subsidiaries or the rights of its creditors, contractual penalties may be applied, including the early maturity of the respective contract.

In certain contracts, in the event of occurrence of any of the events set out in the restrictive clauses, the Company may be granted a grace period to resolve any contractual defaults, in order to avoid any penalties resulting from the breach of its obligations. As of December 31,2023, as well as at December 31, 2023, the Company followed all of its contractual obligations for its loans and financing.

23.4 Guarantees and contractual counterparts

The loans and financing contracted by the Company provide for the provision of various guarantees, such as sureties and real estate, or are unsecured, except in relation to the FINAME credit lines contracted by the Company with the National Bank for Economic and Social Development ("BNDES"), in which real guarantees were provided on the assets acquired with the credit granted. These loans contracted with BNDES are subject to certain “provisions applicable to agreements entered into with BNDES” (“Provisions”) and, according to these Provisions, the borrowers, such as the Company, may not, without the prior consent of BNDES, for instance: (i) raise new loans (except for the loans described in the Provisions); (ii) give preference and/or priority to other debts; and/or (iii) dispose of or encumber any items of their fixed assets (except as provided for within the Provisions).

In relation to regarding the tax incentives on financing or subsidized loans, these are subject to the fulfillment of several commitments according to the legislation or contracts upon which those incentives are based on, such as (i) maintaining or generating jobs in the long term; (ii) realization of investments; (iii) increase in production capacity; (iv) ICMS collection commitments; (v) maintaining tax compliance; among others, obligations that refer to facts under the Company’s control. These commitments are applicable as from the signature date of the respective contracts related to fiscal benefits.

23.5 Leasing contracts for term and discount rate

The average discount rate applied for IFRS 16, using the incremental rate was as follows:

Rate %
Lease Term	2023
2023 - 2027	11.15%
2028 - 2035	11.48%

Accounting policies

Interest-bearing loans and borrowing are recognized initially at fair value less attributable transaction costs. Subsequent to their initial recognition, interest-bearing loans and borrowing are stated at amortized cost, with any differences between the initial and maturity amounts recognized in the income statement over the expected life of the instrument on an effective interest rate basis.

Borrowing costs directly related to the acquisition, construction or production of a qualifying asset which requires a substantial period to prepare for its intended use or sale, are capitalized as part of the cost of that asset when it is probable that the future economic benefits associated with the item will flow to the Company, and the costs can be measured reliably. Other borrowing costs are recognized as finance expenses in the period in which they are incurred.

The accounting policy applied to lease liabilities is disclosed in note 13 - Property, plant and equipment.